Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Oct. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Jul. 13, 2018	Sep. 30, 2017	Apr. 07, 2017	Jan. 27, 2017	Sep. 30, 2016	Nov. 20, 2015	Sep. 30, 2015	Sep. 30, 2014
American Funds® U.S. Government Money Market Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class R-6
Account Value	$ 11,520		$ 10,952		$ 10,489		$ 10,432			$ 10,432	$ 10,364	$ 10,160		$ 10,036			$ 10,000		$ 10,000	$ 10,000
American Funds® U.S. Government Money Market Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class R-5
Account Value	$ 11,484		10,922		10,466		10,411			10,411	10,347	10,149		10,030			10,000		10,000	10,000
American Funds® U.S. Government Money Market Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class R-5E
Account Value	$ 11,416		10,868		10,424		10,374			10,374	10,315	10,126		10,017			10,000	$ 10,000
American Funds® U.S. Government Money Market Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class R-4
Account Value	$ 11,297		10,777		10,357		10,316			10,316	10,269	10,102		10,014			10,000		10,000	10,000
American Funds® U.S. Government Money Market Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class R-3
Account Value	$ 11,123		10,642		10,259		10,228			10,228	10,196	10,061		10,000			10,000		10,000	10,000
American Funds® U.S. Government Money Market Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class R-2E
Account Value	$ 11,045		10,583		10,217		10,191			10,191	10,166	10,046		10,000			10,000		10,000	10,000
American Funds® U.S. Government Money Market Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class R-2
Account Value	$ 10,899		10,474		10,140		10,123			10,123	10,112	10,022		10,000			10,000		10,000	10,000
American Funds® U.S. Government Money Market Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class R-1
Account Value	$ 11,461		10,902		10,449		10,396			10,396	10,334	10,141		10,027			10,000		10,000	10,000
American Funds® U.S. Government Money Market Fund - Class ABLE-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class ABLE-F-2
Account Value	$ 11,031	$ 10,759	10,491	$ 10,242	10,052	$ 10,000	10,000	$ 10,000	$ 10,000
American Funds® U.S. Government Money Market Fund - Class ABLE-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class ABLE-A
Account Value	$ 11,331		10,789		10,348		10,294			10,294	10,230	10,034	$ 10,000
American Funds® U.S. Government Money Market Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class 529-F-3
Account Value	$ 11,025	10,755	10,488	10,239	10,051	10,000	10,000	10,000	10,000
American Funds® U.S. Government Money Market Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class 529-F-2
Account Value	$ 11,016	10,748	10,484	10,236	10,049	10,000	10,000	10,000	10,000
American Funds® U.S. Government Money Market Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class 529-F-1
Account Value	$ 11,416		10,872		10,431		10,383			10,383	10,323	10,133		10,024			10,000		10,000	10,000
American Funds® U.S. Government Money Market Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class 529-T
Account Value	$ 11,431		10,880		10,431		10,380			10,380	10,321	10,134		10,022	$ 10,000
American Funds® U.S. Government Money Market Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class 529-E
Account Value	$ 11,386		10,863		10,437		10,386			10,386	10,325	10,135		10,024			10,000		10,000	10,000
American Funds® U.S. Government Money Market Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class 529-C (with sales charge)
Account Value	$ 11,403		10,868		10,433		10,382			10,382	10,322	10,132		10,023			10,000		10,000	10,000
American Funds® U.S. Government Money Market Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class 529-A
Account Value	$ 11,404		10,869		10,434		10,383			10,383	10,323	10,133		10,024			10,000		10,000	10,000
American Funds® U.S. Government Money Market Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class F-3
Account Value	$ 11,512		10,944		10,482		10,425			10,425	10,357	10,153		10,029		$ 10,000
American Funds® U.S. Government Money Market Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class F-2
Account Value	$ 11,470		10,911		10,457		10,402			10,402	10,338	10,141		10,026			10,000		10,000	10,000
American Funds® U.S. Government Money Market Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class F-1
Account Value	$ 11,288		10,769		10,351		10,310			10,310	10,262	10,097		10,011			10,000		10,000	10,000
American Funds® U.S. Government Money Market Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class T
Account Value	$ 11,478		10,918		10,458		10,405			10,405	10,342	10,145		10,026	$ 10,000
American Funds® U.S. Government Money Market Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class C (with sales charge)
Account Value	$ 11,443		10,900		10,457		10,404			10,404	10,340	10,144		10,028			10,000		10,000	10,000
American Funds® U.S. Government Money Market Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds U.S. Government Money Market Fund — Class A
Account Value	$ 11,456		10,912		10,469		10,415			$ 10,415	$ 10,352	$ 10,153		$ 10,033			$ 10,000		$ 10,000	$ 10,000
USTREAS T Bill Auction Ave 3 Mon [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	USTREAS T-Bill Auction Ave 3 Mon
Account Value	$ 11,214	$ 10,920	$ 10,626	$ 10,344	$ 10,113	$ 10,015	$ 10,005	$ 10,003	$ 10,000				$ 10,000					$ 10,000